Financial Instruments by Category - Schedule of Carrying Amounts of Financial Instruments by Category (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at amortized cost
Cash and cash equivalents	₩ 99,105	₩ 110,632	₩ 79,428	₩ 86,051
Short-term financial instruments	148,000	71,000
Accounts receivables, net	52,615	59,761
Other receivables, net	1,080	8
Other current financial assets	598	818
Other non-current financial assets	3,019	1,324
Total	303,343	243,543
Financial liabilities at amortized cost
Accounts payables	41,199	52,688
Long-term account payables	729	1,402
Financial liabilities at amortized cost
Financial liabilities at amortized cost
Accounts payables	36,864	52,688
Long-term account payables	729	1,402
Accrued expenses	49	62
Other current liabilities	3,607	2,653
Other non-current liabilities	5,123	3,247
Total	46,372	60,052
Financial assets at amortized cost
Financial assets at amortized cost
Cash and cash equivalents	99,105	110,632
Short-term financial instruments	143,000	71,000
Accounts receivables, net	52,615	59,761
Other receivables, net	6	8
Other current financial assets	598	818
Other non-current financial assets	3,019	1,324
Financial assets at fair value through profit or loss
Financial assets at amortized cost
Short-term financial instruments	₩ 5,000	₩ 0